Other Income	12 Months Ended
Dec. 31, 2011
Other Income
Other Income
14. Other Income

The components of other income for the years ended December 31, 2011 and 2010 are as follows:

(In thousands)	2011	2010
ATM and check card fees	$353	$306
Wire transfer fees	89	81
Safe deposit box fees	55	53
Other	174	279
Total other income	$671	$719